Taxation (Detail Textuals)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense [Line Items]
Effective income tax rate	0.00%	0.00%	0.00%
Value added tax percentage	6.00%
Percentage withholding income tax dividends distributed by foreign-invested entity ("FIE")	10.00%
Withholding tax rate lowered if foreign investor owns shares of FIE	5.00%
Percentage share of FIE own directly by foreign investor	25.00%
China | State Administration of Taxation, China
Income Tax Expense [Line Items]
Effective income tax rate	25.00%
Hong Kong | Inland Revenue, Hong Kong
Income Tax Expense [Line Items]
Effective income tax rate	16.50%	16.50%	16.50%